As filed with the Securities and Exchange Commission on October 23, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

McKinley Diversified Income Fund
SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 67.4%
Banks: 1.9%
69,246	Banco Santander SA - ADR	$421,708
Capital Markets: 9.2%
20,501	AllianceBernstein Holding LP	560,497
20,973	Apollo Global Management, LLC	389,678
19,164	The Blackstone Group LP	656,367
21,918	KKR & Co. LP	418,415
		2,024,957
Chemicals: 1.7%
4,267	LyondellBasell Industries NV	364,316
Commercial Services & Supplies: 2.2%
31,323	RR Donnelley & Sons Co.	491,771
Diversified Consumer Services: 2.7%
21,691	StoneMor Partners LP	593,466
Diversified Telecommunication Services: 3.5%
22,826	AT&T, Inc.	757,823
Gas Utilities: 2.3%
11,364	AmeriGas Partners LP	509,562
Hotels, Restaurants & Leisure: 5.1%
11,054	Cedar Fair LP	609,960
4,304	Darden Restaurants, Inc.	292,715
5,940	Intercontinental Hotels Group SA - ADR	222,215
		1,124,890
Media: 4.0%
25,447	New Media Investment Group, Inc.	379,669
26,591	Regal Entertainment Group	505,761
		885,430
Metals & Mining: 1.0%
43,988	Vale SA - ADR	217,741
Oil, Gas & Consumable Fuels: 10.5%
7,456	BP PLC - ADR	250,074
25,480	Calumet Specialty Products Partners LP	660,187
42,095	Capital Product Partners LP	298,032
3,520	Energy Transfer Partners LP	172,973
17,555	NGL Energy Partners LP	423,075
22,116	Ship Finance International Ltd.	371,549
3,904	Targa Resources Partners LP	117,862
		2,293,752
Pharmaceuticals: 10.4%
6,451	Abbvie, Inc.	402,607
18,804	AstraZeneca PLC - ADR	588,189
10,089	Bristol-Myers Squibb Co.	599,993
8,822	GlaxoSmithKline PLC - ADR	361,085
6,104	Merck & Co., Inc.	328,700
		2,280,574
Tobacco: 12.9%
18,511	Altria Group, Inc.	991,819

11,638	Reynolds American, Inc.	974,683
36,189	Vector Group Ltd.	862,384
		2,828,886
TOTAL COMMON STOCKS
(Cost $14,269,716)		14,794,876
REAL ESTATE INVESTMENT TRUSTS: 15.4%
6,326	Agree Realty Corp.	179,975
36,824	Capstead Mortgage Corp.	383,706
12,472	Corrections Corp. of America	366,427
10,751	Hospitality Properties Trust	276,516
40,030	Invesco Mortgage Capital, Inc.	544,408
79,217	MFA Financial, Inc.	563,233
20,331	NorthStar Realty Finance Corp.	285,651
7,818	Omega Healthcare Investors, Inc.	264,092
34,949	Physicians Realty Trust	506,760
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,641,550)		3,370,768
BUSINESS DEVELOPMENT COMPANIES: 14.9%
78,096	Apollo Investment Corp.	508,405
53,224	Ares Capital Corp.	839,342
18,961	Main Street Capital Corp.	532,614
119,945	Prospect Capital Corp.	911,582
26,667	Solar Capital Ltd.	472,273
TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,924,214)		3,264,216
SHORT-TERM INVESTMENTS: 2.6%
Money Market Fund: 2.6%
572,887	Invesco Treasury Portfolio, 0.02% 1	572,887
TOTAL SHORT-TERM INVESTMENTS
(Cost $572,887)		572,887
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $22,408,367)		22,002,747
Liabilities in Excess of Other Assets: (0.3)%		(71,324)
TOTAL NET ASSETS: 100.0%		$21,931,423

ADR	American Depositary Receipt
1	Seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments	$21,540,164
Gross unrealized appreciation	3,059,690
Gross unrealized depreciation	(2,597,107)
Net unrealized appreciation	$462,583

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's  previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semiannual report

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,794,876	$-	$-	$14,794,876
Real Estate Investment Trusts	3,370,768	-	-	3,370,768
Business Development Companies	3,264,216	-	-	3,264,216
Short-Term Investments	572,887	-	-	572,887
Total Investments in Securities	$22,002,747	$-	$-	$22,002,747

McKinley Non-U.S. Core Growth Fund
SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares		Value
COMMON STOCKS: 94.2%
Airlines: 1.8%
19,700	Japan Airlines Co. Ltd. (Japan)	$701,163
Auto Components: 0.6%
6,610	Faurecia (France)	238,617
Automobiles: 3.9%
26,200	Peugeot SA (France) *	452,763
18,100	Toyota Motor Corp. (Japan)	1,073,743
		1,526,506
Banks: 10.0%
22,710	Australia & New Zealand Banking Group Ltd. (Australia)	451,391
93,290	Bank Hapoalim BM (Israel)	473,302
108,935	Bank Leumi Le-Israel BM (Israel) *	397,228
667,200	Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	504,555
373,000	Chongqing Rural Commercial Bank Co. Ltd. (China)	218,023
34,930	DNB ASA (Norway)	499,947
30,000	FinecoBank SpA (Italy)	232,789
78,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	517,407
10,500	Royal Bank of Canada (Canada)	585,338
		3,879,980
Beverages: 1.5%
5,194	Anheuser-Busch InBev NV (Belgium)	568,038
Biotechnology: 0.9%
4,146	Genmab AS (Denmark) *	372,441
Capital Markets: 3.3%
83,435	3i Group PLC (United Kingdom)	629,655
13,250	Julius Baer Group Ltd. (Switzerland)	645,194
		1,274,849
Chemicals: 1.0%
39,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	190,440
4,685	Yara International ASA (Norway)	209,152
		399,592
Construction Materials: 1.3%
36,800	The Siam Cement PCL (Thailand, Province of China)	492,788
Diversified Financial Services: 2.3%
153,168	FirstRand Ltd. (South Africa)	611,164
7,800	Zenkoku Hosho Co. Ltd. (Japan)	281,478
		892,642
Diversified Telecommunication Services: 2.3%
16,964	Telkom SA SOC Ltd. - ADR (South Africa)	323,164
143,448	Telstra Corp. Ltd. (Australia)	589,027
		912,191
Electrical Equipment: 1.8%
12,965	Vestas Wind Systems A/S (Denmark)	692,951
Electronic Equipment, Instruments & Components: 1.0%
34,153	Halma PLC (United Kingdom)	395,678
Food & Staples Retailing: 1.5%
40,970	Jeronimo Martins SGPS SA (Portugal)	567,783
Health Care Equipment & Supplies: 1.1%
3,550	Essilor International SA (France)	423,857

Hotels, Restaurants & Leisure: 2.1%
16,533	Betsson Ab (Sweden) *	292,540
10,290	Carnival PLC (United Kingdom)	524,227
		816,767
Household Durables: 7.3%
18,405	Berkeley Group Holdings PLC (United Kingdom)	952,332
1,060	Hanssem Co. Ltd. (Republic of Korea)	285,445
56,200	Haseko Corp. (Japan)	661,504
29,010	Persimmon PLC (United Kingdom) *	936,165
		2,835,446
Household Products: 0.9%
13,800	Pigeon Corp. (Japan)	365,959
Industrial Conglomerates: 1.8%
51,500	CK Hutchison Holdings Ltd. (Hong Kong)	686,441
Insurance: 13.4%
4,806	Allianz SE (Germany)	767,159
34,100	The Dai-ichi Life Insurance Co. Ltd. (Japan)	622,173
38,400	Manulife Financial Corp. (Canada)	624,044
15,800	MS&AD Insurance Group Holdings, Inc. (Japan)	498,625
41,100	New China Life Insurance Co. Ltd. (China)	160,687
103,000	Ping An Insurance Group Co. of China Ltd. (China)	504,364
34,150	Prudential PLC (United Kingdom)	743,075
92,495	Sanlam Ltd. (South Africa)	444,961
9,547	Swiss Re AG (Switzerland)	820,234
		5,185,322
Internet Software & Services: 0.5%
29,680	Just Eat PLC (United Kingdom) *	179,488
Media: 0.8%
5,005	Stroeer SE (Germany)	294,858
Metals & Mining: 1.6%
39,000	Dowa Holdings Co. Ltd. (Japan)	340,026
21,000	Sumitomo Metal Mining Co. Ltd. (Japan)	266,928
		606,954
Oil, Gas & Consumable Fuels: 3.5%
23,440	Suncor Energy, Inc. (Canada)	663,860
15,149	Total SA (France)	693,660
		1,357,520
Paper & Forest Products: 1.0%
13,800	Svenska Cellulosa AB SCA (Sweden)	393,494
Personal Products: 2.8%
650	Amorepacific Corp. (Republic of Korea)	208,011
22,049	Unilever NV (Netherlands)	884,161
		1,092,172
Pharmaceuticals: 9.7%
9,115	Novartis AG (Switzerland)	892,971
18,530	Novo Nordisk A/S (Denmark)	1,028,554
8,831	Shire PLC (Ireland)	680,944
8,763	Teva Pharmaceutical Industries Ltd. - ADR (Israel)	564,425
2,620	Valeant Pharmaceuticals International, Inc. (Canada) *	607,384
		3,774,278
Professional Services: 1.7%
8,300	Adecco SA (Switzerland)	652,134
Specialty Retail: 0.6%
38,440	Dixons Carphone PLC (United Kingdom)	254,466
Textiles, Apparel & Luxury Goods: 2.3%
7,793	Pandora A/S (Denmark)	900,407

Tobacco: 1.8%
14,450	Imperial Tobacco Group PLC (United Kingdom)	700,460
Trading Companies & Distributors: 6.8%
42,971	Ashtead Group PLC (United Kingdom)	623,451
32,300	ITOCHU Corp. (Japan)	387,781
115,500	Marubeni Corp. (Japan)	633,733
19,700	Mitsubishi Corp. (Japan)	366,425
9,845	Wolseley PLC (United Kingdom)	635,555
		2,646,945
Wireless Telecommunication Services: 1.3%
40,500	China Mobile Ltd. (Hong Kong)	490,700
TOTAL COMMON STOCKS
(Cost $36,284,386)		36,572,887
PREFERRED STOCKS: 2.2%
Banks: 2.2%
51,840	Banco Bradesco SA (Brazil)	330,624
72,080	Itau Unibanco Holding SA (Brazil)	528,678
TOTAL PREFERRED STOCKS
(Cost $1,380,438)		859,302
SHORT-TERM INVESTMENTS: 3.2%
Money Market Fund: 3.2%
1,231,278	Invesco Treasury Portfolio (United States), 0.02% 1	1,231,278
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,231,278)		1,231,278
TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $38,896,102)		38,663,467
Other Assets in Excess of Liabilities: 0.4%		141,106
TOTAL NET ASSETS: 100.0%		$38,804,573

*	Non-income producing security.
ADR	American Depositary Receipt
1	Seven-day yield as of August 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Country	Percent of Total Net Assets
Australia	2.7%
Belgium	1.5%
Brazil	2.2%
Canada	6.4%
China	2.3%
Denmark	7.7%
France	4.7%
Germany	2.7%
Hong Kong	3.0%
Indonesia	1.3%
Ireland	1.7%
Israel	3.7%
Italy	0.6%
Japan	17.8%
Republic of Korea	1.3%
Netherlands	2.3%
Norway	1.8%
Portugal	1.5%
South Africa	3.5%
Sweden	1.8%
Switzerland	7.7%
Taiwan, Province of China	1.3%
United Kingdom	16.9%
Cash & Equivalents*	3.6%
Total	100.0%
* Includes other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments	$38,982,560
Gross unrealized appreciation	2,884,071
Gross unrealized depreciation	(3,203,164)
Net unrealized depreciation	$(319,093)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semiannual report.

Summary of Fair Value Exposure at August 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$36,572,887	$-	$-	$36,572,887
Preferred Stocks	859,302	-	-	859,302
Short-Term Investments	1,231,278	-	-	1,231,278
Total Investments in Securities	$38,663,467	$-	$-	$38,663,467

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date                October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date                October 20, 2015

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date                October 21, 2015

* Print the name and title of each signing officer under his or her signature.